SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF CANADA GOOSE HOLDINGS INC. - Condensed Statements of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating activities
Net income	$ 151.7	$ 143.6	$ 96.1
Items not affecting cash:
Income tax recovery	12.0	38.9	29.1
Share-based payment	8.5	3.8	2.0
Changes in assets and liabilities	(130.6)	(100.7)	(2.3)
Net cash from operating activities	62.5	73.4	126.2
Investing activities
Investment in shares of subsidiary	0.0	(33.6)	(0.6)
Net cash used in investing activities	(62.3)	(82.9)	(34.4)
Financing activities
Subordinate voting shares purchased for cancellation	(38.7)	0.0	0.0
Exercise of stock options	2.4	3.1	1.2
Net cash (used in) from financing activities	(58.7)	3.1	(7.9)
(Decrease) increase in cash	(56.9)	(6.7)	85.6
Cash, beginning of period	88.6	95.3	9.7
Cash, end of period	31.7	88.6	95.3
Parent company
Operating activities
Net income	154.5	144.3	94.3
Items not affecting cash:
Equity in undistributed earnings of subsidiary	(156.6)	(147.6)	(97.5)
Income tax recovery	(0.6)	(1.0)	(1.1)
Share-based payment	7.8	3.8	2.0
Cash flows from (used in) operations before changes in working capital	5.1	(0.5)	(2.3)
Changes in assets and liabilities	(9.6)	(1.3)	2.0
Net cash from operating activities	(4.5)	(1.8)	(0.3)
Investing activities
Dividend received	38.7	0.0	0.0
Investment in shares of subsidiary	0.0	(1.5)	0.0
Net cash used in investing activities	38.7	(1.5)	0.0
Financing activities
Subordinate voting shares purchased for cancellation	(37.1)	0.0	0.0
Exercise of stock options	2.4	3.1	1.2
Net cash (used in) from financing activities	(34.7)	3.1	1.2
(Decrease) increase in cash	(0.5)	(0.2)	0.9
Cash, beginning of period	1.1	1.3	0.4
Cash, end of period	$ 0.6	$ 1.1	$ 1.3